Financial risk management - Increases/Decreases of the Price of Equity Securities (Details) - Fair Value Measurement Input € in Thousands	9 Months Ended
Sep. 30, 2023 EUR (€)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Fair Value – increase by 4,000 basis points	€ 11,785
Fair Value – decrease by 4,000 basis points	€ (11,785)
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	40.00%
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	40.00%